SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share-Based Compensation
Share Based Compensation Expense
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015

Stock options	$-	$2	$-	$4
Restricted Stock Awards	1	2	2	2

Total share-based compensation expense	$1	$4	$2	$6

	2015	2014	2013

Stock options	$13	$5	$611
Employee stock purchase plan	-	-	1
Restricted stock awards and restricted stock units	11	-	854

Total share-based compensation expense	$24	$5	$1,466

Activity of Outstanding Stock Options Granted
					Weighted	Aggregate
	Number				Average Remaining	Instrinsic
	of Shares	Price Range			Contractual term	Value

Balance, January 1, 2016	684,570	$1.24	-	$3.74

Granted	-
Cancelled / Forfeited	(10,000)	$1.24

Balance, September 30, 2016	674,570	$1.24	-	$3.74	3.4 years	$-

Vested and excercisable at September 30, 2016	664,570	$1.24	-	$3.74	3.3 years	$-

					Weighted	Aggregate
	Number				Average Remaining	Instrinsic
	of Shares	Price Range			Contractual term	Value

Balance, January 1, 2013	2,170,043	$1.49	-	$4.65
Granted	556,200	$1.19	-	$1.50
Cancelled / forfeited	(1,246,749)	$1.19	-	$4.65

Balance, December 31, 2013	1,479,494	$1.25	-	$4.60
Granted	23,076	$1.30	-	$1.30
Cancelled / forfeited	(528,000)	$1.50	-	$4.60

Balance, December 31, 2014	974,570	$1.25	-	$3.74
Granted	60,000	$1.24	-	$1.24
Cancelled / forfeited	(350,000)	$1.25	-	$1.50

Balance, December 31, 2015	684,570	$1.24	-	$3.74	4.2 years	$-

Vested and exercisable at
December 31, 2015	654,570	$1.24	-	$3.74	4.1 years	$-

Additional Information About Stock Options Outstanding and Exercisable

	Options Outstanding				Options Exercisable
		Weighted Average				Wtd. Average
Range of	Number of	Remaining		Exercise	Number of	Exercise
Exercise Prices	Shares	Contractual Life		Price	Shares	Price

$ 1.24 - $ 1.85	467,528	3.3	Years	$1.51	457,528	$1.52
$ 2.00 - $ 2.25	175,000	4.0	Years	$2.13	175,000	$2.13
$ 3.69 - $ 3.74	32,042	1.6	Years	$3.72	32,042	$3.72
$ 1.24 - $ 3.74	674,570	3.4	Years	$1.78	664,570	$1.79

	Options Outstanding				Options Exercisable
		Weighted Average				Wtd. Average
Range of	Number of	Remaining		Exercise	Number of	Exercise
Exercise Prices	Shares	Contractual Life		Price	Shares	Price

$ 1.24 - $ 1.85	477,528	4.1	Years	$1.51	447,528	$1.53
$ 2.00 - $ 2.25	175,000	4.8	Years	$2.13	175,000	$2.13
$ 3.69 - $ 3.74	32,042	2.3	Years	$3.72	32,042	$3.72
$ 1.24 - $ 3.74	684,570	4.2	Years	$1.77	654,570	$1.80

Status of Unvested Restricted Stock Activity
		Weighted Average
		Grant Date	Aggregate
	Shares	Fair Value	Intrinsic Value

Non-vested RSAs at January 1, 2013	445,000	$1.60

Granted	225,000	$1.58
Vested	(620,000)	$1.60
Cancelled / forfeited	(50,000)	$1.59

Non-vested RSAs at December 31, 2013	-	$0.00

Granted	-	$0.00
Vested	-	$0.00
Cancelled / forfeited	-	$0.00

Non-vested RSAs at December 31, 2014	-	$0.00

Granted	15,000	$1.13
Vested	(7,500)	$1.13
Cancelled / forfeited	-

Non-vested RSAs at December 31, 2015	7,500	$1.13